Assets held for sale and liabilities directly associated with assets held for sale	12 Months Ended
Dec. 31, 2017
Assets Held For Sale And Liabilities Directly Associated With Assets Held For Sale
Disclosure of discontinued operations [text block]

35 Assets held for sale and liabilities directly associated with assets held for sale

As of December 31, 2017, assets held for sale and the related directly associated liabilities of €323 million and €87 million, respectively, related to: (i) an agreement signed by Eni and MET Holding AG to divest 98.99% (entire stake owned) of Tigáz Zrt and Tigáz DSO (100% Tigáz Zrt) to MET, including Eni’s gas distribution operations in Hungary. The transaction is subject to regulatory approval by the relevant authorities. The carrying amount of assets held for sale and directly associated liabilities amounted to €241 million (of which current assets for €31 million) and €65 million (of which current liabilities for €27 million), respectively; (ii) the sale by Lasmo Sanga Sanga of the business relating to a 26.25% stake (entire stake owned) of the PSA in the Sanga Sanga gas and condensates field. The carrying amount of assets held for sale and directly associated liabilities amounted to €53 million (of which current assets for €37 million) and €22 million (of which current liabilities for €10 million), respectively; (iii) the sale of a 50% (entire stake owned) interest in the joint venture Unimar Llc, a minor investment and tangible assets for a total amount of  €29 million.